Loans and Allowance for Credit Losses - Summary of Loans that are Past Due but not Classified as Impaired (Parenthetical) (Detail) - Financial assets past due but not impaired [member] - CAD ($)
$ in Millions
	Oct. 31, 2023	Oct. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Total loans	$ 2,692	$ 1,142
Maturity Between 90 to 180 Days Past Due [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	$ 10	$ 43